UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31 *

Date of reporting period:	October 31 2007

* The fiscal year end of the Portfolio was recently changed from December 31 to October31

Item 1. Reports to Stockholders

Cash Management Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

Asset Backed Securities — 3.7%
Principal Amount (000's omitted)	Security	Value
$1,044	AMCAR, Series 2007-BF, Class A1, 5.319%, 5/6/08	$1,043,620
6,792	CARAT, Series 2007-1, Class A1, 5.325%, 5/15/08(1)	6,791,576
15,787	CARAT, Series 2007-2, Class A1A, 5.605%, 8/15/08(1)	15,787,405
9,868	CARAT, Series 2007-3, Class A1, 5.264%, 9/15/08(1)	9,868,167
3,196	CARMX, Series 2007-2, Class A1, 5.328%, 6/16/08	3,196,000
4,928	DTAOT, Series 2007-A, Class A1, 5.343%, 5/15/08(1)	4,928,171
10,702	FORDO, Series 2007-A, Class A1, 5.349%, 7/15/08(1)	10,701,858
10,000	FORDO, Series 2007-B, Class A1, 5.292%, 10/15/08(1)	10,000,000
1,705	TAROT, Series 2007-A, Class A1, 5.303%, 6/12/08	1,705,010
Total Asset Backed Securities (amortized cost $64,021,807)		$64,021,807
Certificates of Deposit — 6.4%
Principal Amount (000's omitted)	Security	Value
$21,000	Deutsche Bank, NY, 4.65%, 4/24/08(2)	$21,000,000
38,000	Royal Bank of Scotland, NY, 5.294%, 7/11/08(2)	38,000,000
50,000	Societe Generale, NY, 5.76%, 7/7/08(2)	50,000,000
Total Certificates of Deposit (amortized cost $109,000,000)		$109,000,000
Commercial Paper — 70.4%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 62.6%
$8,050	Abbey National, LLC, 4.75%, 11/1/07	$8,050,000
25,000	American Express Credit Corp., 5.50%, 12/7/07	24,862,500
35,000	American General Corp., 5.39%, 11/9/07(3)	34,958,078
10,000	BankAmerica Corp., 5.50%, 11/20/07	9,970,972
9,500	Barclays U.S. Funding, LLC, 4.95%, 1/9/08	9,409,869
38,000	Barclays U.S. Funding, LLC, 5.135%, 12/10/07	37,788,609
8,381	Barton Capital Corp., LLC, 4.83%, 11/1/07(3)	8,381,000
11,000	Barton Capital Corp., LLC, 4.84%, 12/7/07(3)	10,946,760
24,900	Barton Capital Corp., LLC, 5.00%, 1/11/08(3)	24,654,458
11,000	Barton Capital Corp., LLC, 5.15%, 11/9/07(3)	10,987,411
15,000	Barton Capital Corp., LLC, 5.95%, 11/19/07	14,955,375
20,000	CAFCO, LLC, 5.13%, 1/10/08(3)	19,800,500
10,000	CAFCO, LLC, 5.95%, 1/15/08(3)	9,876,042
11,425	CAFCO, LLC, 6.20%, 11/15/07(3)	11,397,453

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$11,500	CIESCO, LLC, 5.10%, 11/5/07(3)	$11,493,483
16,500	CIESCO, LLC, 5.50%, 11/2/07(3)	16,497,479
11,000	CIESCO, LLC, 5.50%, 2/15/08(3)	10,821,861
12,500	CIT Group, Inc., 5.16%, 2/15/08(3)	12,310,083
10,000	CIT Group, Inc., 5.25%, 12/19/07(3)	9,930,000
10,500	CIT Group, Inc., 5.32%, 2/1/08(3)	10,357,247
10,000	CIT Group, Inc., 5.37%, 2/7/08(3)	9,853,817
11,000	CIT Group, Inc., 5.48%, 2/8/08(3)	10,834,230
18,500	CIT Group, Inc., 5.53%, 11/13/07(3)	18,465,898
15,500	CIT Group, Inc., 5.63%, 11/20/07(3)	15,453,944
10,000	CRC Funding, LLC, 5.05%, 12/14/07(3)	9,939,681
11,500	CRC Funding, LLC, 5.85%, 3/5/08(3)	11,266,406
7,500	CRC Funding, LLC, 5.88%, 2/8/08(3)	7,378,725
25,000	CRC Funding, LLC, 6.05%, 11/14/07(3)	24,945,382
12,000	Fortis Funding, LLC, 5.64%, 11/5/07(3)	11,992,474
35,000	HSBC Finance Corp., 5.42%, 12/6/07	34,815,569
25,000	ING (US) Funding, LLC, 4.89%, 1/22/08	24,721,542
8,075	Kitty Hawk Funding Corp., 4.80%, 1/17/08(3)	7,992,097
13,356	Kitty Hawk Funding Corp., 4.80%, 1/29/08(3)	13,197,509
8,500	Kitty Hawk Funding Corp., 4.90%, 12/14/07(3)	8,450,251
15,000	Kitty Hawk Funding Corp., 4.95%, 11/19/07(3)	14,962,875
11,000	Kitty Hawk Funding Corp., 5.11%, 1/11/08(3)	10,889,141
7,500	Kitty Hawk Funding Corp., 5.50%, 12/18/07(3)	7,446,146
25,000	Merrill Lynch & Co., 4.77%, 12/12/07	24,864,187
8,000	Morgan Stanley, 5.39%, 2/8/08	7,881,420
26,400	Morgan Stanley, 5.48%, 11/20/07	26,323,646
25,000	Morgan Stanley, 5.50%, 11/28/07	24,896,875
20,000	Nestle Capital Corp., 5.30%, 11/15/07(3)	19,958,777
9,500	Old Line Funding Corp., LLC, 4.93%, 11/19/07(3)	9,476,582
6,150	Old Line Funding Corp., LLC, 4.95%, 1/22/08(3)	6,080,659
16,378	Old Line Funding Corp., LLC, 5.12%, 1/17/08(3)	16,197,592
10,000	Old Line Funding Corp., LLC, 5.20%, 11/9/07(3)	9,988,444
26,178	Old Line Funding Corp., LLC, 5.70%, 12/13/07(3)	26,003,916
8,500	Old Line Funding Corp., LLC, 5.95%, 11/14/07(3)	8,481,737
6,000	Old Line Funding Corp., LLC, 6.15%, 12/7/07(3)	5,963,100
6,500	Ranger Funding Co., LLC, 4.90%, 11/21/07(3)	6,482,306
10,000	Ranger Funding Co., LLC, 4.91%, 1/14/08(3)	9,899,072
11,000	Ranger Funding Co., LLC, 5.10%, 11/26/07(3)	10,961,042
11,000	Ranger Funding Co., LLC, 5.13%, 1/10/08(3)	10,890,275
25,000	Royal Bank of Canada, 5.44%, 11/8/07	24,973,556
10,000	Royal Bank of Scotland, 5.06%, 12/11/07	9,943,778
7,000	Sheffield Receivables Corp., 4.90%, 11/15/07(3)	6,986,661
8,750	Sheffield Receivables Corp., 4.95%, 11/7/07(3)	8,742,781
15,000	Sheffield Receivables Corp., 4.96%, 11/13/07(3)	14,975,200

See notes to financial statements

Cash Management Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$24,750	Sheffield Receivables Corp., 5.08%, 1/18/08(3)	$24,477,585
10,000	Sheffield Receivables Corp., 5.17%, 11/9/07(3)	9,988,511
10,053	Societe Generale North America, Inc., 4.89%, 1/24/08	9,938,295
18,500	Societe Generale North America, Inc., 5.15%, 1/7/08	18,322,683
15,150	Societe Generale North America, Inc., 5.46%, 11/6/07	15,138,511
20,000	UBS Finance Delaware, LLC, 4.785%, 12/27/07	19,851,133
23,000	UBS Finance Delaware, LLC, 4.79%, 12/21/07	22,846,986
39,719	UBS Finance Delaware, LLC, 5.40%, 11/7/07	39,683,253
18,000	Yorktown Capital, LLC, 4.85%, 11/1/07(3)	18,000,000
10,000	Yorktown Capital, LLC, 4.88%, 1/25/08(3)	9,884,778
5,741	Yorktown Capital, LLC, 5.00%, 1/14/08(3)	5,681,995
6,250	Yorktown Capital, LLC, 5.15%, 12/20/07(3)	6,206,189
14,800	Yorktown Capital, LLC, 5.18%, 11/13/07(3)	14,774,445
10,000	Yorktown Capital, LLC, 5.75%, 11/27/07(3)	9,958,472
		$1,064,779,309
Foods — 1.1%
$8,000	General Mills, Inc., 5.04%, 1/29/08(3)	$7,900,320
11,000	General Mills, Inc., 5.13%, 11/8/07(3)	10,989,028
		$18,889,348
Household Products — 0.3%
$5,253	Fortune Brands, Inc., 5.25%, 11/14/07(3)	$5,243,041
		$5,243,041
Insurance — 4.3%
$25,000	Prudential Financial, Inc., 5.05%, 1/25/08(3)	$24,701,910
16,500	Prudential Financial, Inc., 5.67%, 11/15/07(3)	16,463,618
16,500	Prudential Financial, Inc., 5.67%, 12/17/07(3)	16,380,458
15,000	Prudential Financial, Inc., 5.75%, 11/21/07(3)	14,952,083
		$72,498,069
Machinery — 0.6%
$10,000	Ingersoll-Rand Co., Ltd., 5.07%, 12/7/07(3)	$9,949,300
		$9,949,300
Oil and Gas-Equipment and Services — 0.9%
$8,600	XTO Energy, Inc., 5.38%, 1/22/08(3)	$8,494,612
6,765	XTO Energy, Inc., 5.38%, 1/29/08(3)	6,675,022
		$15,169,634

Principal Amount (000's omitted)	Security	Value
Retail-Food and Drug — 0.6%
$11,000	CVS Corp., 5.42%, 1/9/08(3)	$10,885,728
		$10,885,728
Total Commercial Paper (amortized cost $1,197,414,429)		$1,197,414,429
Corporate Bonds & Notes — 17.2%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 15.1%
$14,000	Countrywide Financial Corp., MTN, 5.768%, 12/19/07(2)	$14,000,321
10,000	Countrywide Home Loan, MTN, 3.25%, 5/21/08	9,876,516
20,000	Credit Agricole SA/London, 5.18%, 10/21/08(1)(2)	20,000,000
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,985,205
23,000	Fortis Bank, NY, 5.169%, 11/19/08(1)(2)	23,000,000
21,500	General Electric Capital Corp., 5.696%, 1/15/08(2)	21,495,069
13,500	John Deere Capital Corp., 5.383%, 9/25/08(2)	13,500,000
11,000	Merrill Lynch & Co., 3.70%, 4/21/08	10,891,125
25,000	Merrill Lynch & Co., 5.175%, 11/17/08(2)	25,000,000
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,345,233
20,000	Morgan Stanley, MTN, 5.118%, 1/11/08(2)	20,004,348
25,000	Rabobank Nederland, MTN, 4.53%, 3/12/08(2)	25,000,000
20,000	Totta Ireland PLC, 5.122%, 11/6/08(1)(2)	20,000,000
14,800	Unilever Capital Corp., 5.10%, 11/11/08(1)(2)	14,800,000
14,730	Washington Mutual, 4.375%, 1/15/08	14,694,490
		$257,592,307
Insurance — 1.2%
$20,000	Prudential Financial, Inc., 5.791%, 9/4/08(2)	$20,000,000
		$20,000,000
Telecommunications — 0.9%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,944,447
		$15,944,447
Total Corporate Bonds & Notes (amortized cost $293,536,754)		$293,536,754

See notes to financial statements

Cash Management Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

U.S. Government Agency Obligations — 1.5%
Principal Amount (000's omitted)	Security	Value
$25,000	FHLB, 5.375%, 2/28/08	$25,000,000
Total U.S. Government Agency Obligations (amortized cost $25,000,000)		$25,000,000
Variable Rate Demand Obligations — 0.5%
Principal Amount (000's omitted)	Security	Value
$8,000	Miami, FL, (MBIA), (SPA - Wachovia Bank N.A.), 4.75%, 12/1/25(2)	$8,000,000
Total Variable Rate Demand Obligations (amortized cost $8,000,000)		$8,000,000
Total Investments — 99.7% (amortized cost $1,696,972,990)(4)		$1,696,972,990
Other Assets, Less Liabilities — 0.3%		$4,621,269
Net Assets — 100.0%		$1,701,594,259

AMCAR - AmeriCredit Automobile Receivables Trust

CARAT - Capital Auto Receivables Asset Trust

CARMX - Carmax Auto Owner Trust

DTAOT - DT Auto Owner Trust

FHLB - Federal Home Loan Bank

FORDO - Ford Credit Auto Owner Trust

MTN - Medium-Term Note

TAROT - Triad Auto Receivables Owner Trust

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $135,877,177 or 8.0% of the Portfolio's net assets.

(2)  Variable rate obligation. The stated interest rate represents the rate in effect at October 31, 2007.

(3)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)  Cost for federal income taxes is the same.

See notes to financial statements

Cash Management Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Investments, at amortized cost	$1,696,972,990
Cash	426
Interest receivable	5,553,299
Total assets	$1,702,526,715
Liabilities
Payable to affiliate for investment advisory fee	$833,520
Payable to affiliate for Trustees' fee	2,773
Accrued expenses	96,163
Total liabilities	$932,456
Net Assets applicable to investors' interest in Portfolio	$1,701,594,259
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,701,594,259
Total	$1,701,594,259

Statements of Operations

For the Period Ended
October 31, 2007(1)

Investment Income	Period Ended(1) October 31, 2007	Year Ended December 31, 2006
Interest	$96,036,530	$14,388,824
Total investment income	$96,036,530	$14,388,824
Expenses
Investment adviser fee	$8,714,325	$1,360,454
Trustees' fees and expenses	22,782	8,016
Custodian fee	182,662	85,116
Legal and accounting services	113,357	44,598
Miscellaneous	12,978	368
Total expenses	$9,046,104	$1,498,552
Deduct — Reduction of custodian fee	$293	$18
Total expense reductions	$293	$18
Net expenses	$9,045,811	$1,498,534
Net investment income	$86,990,719	$12,890,290
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(196)	$(2,730)
Increase from payments by affiliate	—	53
Net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines	—	(53)
Net realized loss	$(196)	$(2,730)
Net increase in net assets from operations	$86,990,523	$12,887,560

(1)  For the ten months ended October 31, 2007.

See notes to financial statements

Cash Management Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2007(1)	Year Ended December 31, 2006	Year Ended December 31, 2005
From operations — Net investment income	$86,990,719	$12,890,290	$3,954,413
Net realized loss from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	(196)	(2,730)	(141)
Net increase in net assets from operations	$86,990,523	$12,887,560	$3,954,272
Capital transactions — Contributions	$24,122,874,395	$3,903,906,779	$184,089,048
Withdrawals	(23,798,494,086)	(2,773,384,656)	(210,117,271)
Net increase (decrease) in net assets from capital transactions	$324,380,309	$1,130,522,123	$(26,028,223)
Net increase (decrease) in net assets	$411,370,832	$1,143,409,683	$(22,073,951)
Net Assets
At beginning of period	$1,290,223,427	$146,813,744	$168,887,695
At end of period	$1,701,594,259	$1,290,223,427	$146,813,744

(1)  For the ten months ended October 31, 2007.

See notes to financial statements

Cash Management Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Period Ended		Year Ended December 31,
	October 31, 2007(1)		2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.51	%(2)	0.54%		0.60%		0.59%	0.57%	0.58%
Expenses after custodian fee reduction	0.51	%(2)	0.54%		0.60%		0.59%	0.57%	0.58%
Net investment income	4.88	%(2)	4.67%		2.63%		0.78%	0.59%	1.22%
Total Return	4.14	%(4)	4.60	%(3)	2.67	%(3)	0.78%	0.60%	1.22%

(1)  For the ten months ended October 31, 2007. The Portfolio changed its fiscal year end from December 31 to October 31.

(2)  Annualized.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(4)  Not annualized.

See notes to financial statements

Cash Management Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2007, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund held an approximate 10.5% and 4.0% interest, respectively, in the Portfolio. The Portfolio is also available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At October 31, 2007, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 85.3% of the Portfolio's net assets. At October 31, 2007, Eaton Vance Tax-Managed Global Diversified Equity Income Fund and Large-Cap Value Portfolio each held a greater than 10% interest in the Portfolio (16.9% and 12.6%, respectively).

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Cash Management Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly advisory fee at the annual rate of 1/2 of 1% of the Portfolio's average daily net assets. However, BMR has contractually agreed to reduce its advisory fee to 0.50% annually of the Portfolio's average daily net assets up to $1 billion, 0.475% annually of average daily net assets of $1 billion but less than $2 billion, 0.450% annually of average daily net assets of $2 billion but less than $5 billion and at reduced rates as daily net assets exceed that level. This contractual reduction, which cannot be terminated or amended without Trustee consent and decreased without shareholder consent, was accepted by a vote of the Trustees on April 23, 2007. For the period ended October 31, 2007, the fee was equivalent to 0.49% (annualized) of the Portfolio's average daily net assets and amounted to $8,714,325. For the year ended December 31, 2006, the fee was equivalent to 0.50% and amounted to $1,360,454.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales (including maturities and paydowns) of investments during the period ended October 31, 2007, exclusive of U.S. Government and agency securities, aggregated $46,643,261,683 and $46,321,821,035 respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $25,000,000 and $18,000,000, respectively.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October 31, 2007.

5  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of October 31, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

6  Fiscal Year-End Change

Effective January 1, 2007, the Portfolio changed its fiscal year-end from December 31 to October 31.

Cash Management Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of Cash Management Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2007, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the ten month period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit. The statement of operations for the year ended December 31, 2006, the statements of changes in net assets for the years ended December 31, 2006 and 2005, and the supplementary data for the five years in the period ended December 31, 2006 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and supplementary data in their report dated February 21, 2007.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Cash Management Portfolio as of October 31, 2007, the results of its operations, the changes in its net assets, and the supplementary data for the ten month period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

Eaton Vance Money Market Funds and Cash Management Portfolio

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Funds and Portfolio.

The reports of PricewaterhouseCoopers LLP on the Funds' and Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Funds' and Portfolio's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Funds' and Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Funds and Portfolio approved Deloitte & Touche LLP as the Funds' and Portfolio's independent registered public accounting firm for the period ending October 31, 2007. To the best of the Funds' and Portfolio's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Funds and Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' and Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add new breakpoints to the advisory fee. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund and that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which now includes breakpoints at several levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Parametric" refers to Parametric Portfolio Associates. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and the Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 17 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Vice President of the Trust since 2006 and of the Portfolio since 2002	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 97 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-12/07  MMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the last two full fiscal years ended, December 31, 2005, December 31, 2006 and from January 1, 2007 to October 31, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/2005	12/31/2006	1/1/2007– 10/31/2007

Audit Fees	$34,100	$37,300	$33,000

Audit-Related fees (1)	0	$0	$0

Tax Fees (2)	$6,875	$7,275	$30,000

All Other Fees (3)	$0	$0	$0

Total	$40,975	$44,575	$63,000

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the Portfolio’s fiscal years ended December 31, 2005, December 31, 2006 and from January1, 2007 to October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-

transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s  two full fiscal years ended, December 31, 2005, December 31, 2006 and from January 1, 2007 to October 31, 2007  and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	12/31/2005	12/31/2006	1/1/2007-10/31/2007

Registrant	$6,875	$7,275	$30,000

Eaton Vance(1)	$61,422	$100,698	$286,446

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth Kenyon
Elizabeth Kenyon
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	December 11, 2007

By:	/s/ Elizabeth Kenyon
Elizabeth Kenyon
President

Date:	December 11, 2007